Buffalo International Fund
Schedule of Investments
6/30/2022 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.58%
	Belgium - 0.50%
	Beverages - 0.50%
45,000	Anheuser-Busch InBev SA/NV	$2,423,348
	Total Belgium (Cost $2,291,612)	2,423,348

	Bermuda - 0.15%
	Machinery - 0.15%
500,000	AutoStore Holdings Ltd.(a)	724,617
	Total Bermuda (Cost $2,021,588)	724,617

	Canada - 3.32%
	Commercial Services & Supplies - 0.53%
100,000	GFL Environmental, Inc. - ADR	2,580,000

	Road & Rail - 1.56%
67,000	Canadian National Railway Co. - ADR	7,535,490

	Software - 1.23%
4,000	Constellation Software Inc/Canada(a)	5,938,067
	Total Canada (Cost $14,081,341)	16,053,557

	Cayman Islands - 0.30%
	Diversified Telecommunication Services - 0.30%
140,000	IHS Holding Ltd. - ADR (a)	1,461,600
	Total Cayman Islands (Cost $2,940,000)	1,461,600

	China - 0.42%
	Commercial Banks - 0.42%
300,000	China Merchants Bank Co., Ltd.	2,026,328
	Total China (Cost $1,973,642)	2,026,328

	Denmark - 2.10%
	Pharmaceuticals - 2.10%
15,000	Novo Nordisk A/S	1,663,536
76,000	Novo Nordisk A/S - ADR - ADR	8,468,680
		10,132,216
	Total Denmark (Cost $5,103,075)	10,132,216

	France - 17.06%
	Aerospace & Defense - 2.03%
80,000	Thales SA	9,822,205

	Beverages - 1.44%
37,500	Pernod Ricard SA	6,932,834

	Chemicals - 1.57%
56,168	Air Liquide SA	7,560,404

	Construction & Engineering - 1.37%
74,000	Vinci SA	6,642,379

	Electrical Equipment - 2.20%
89,000	Schneider Electric SE	10,604,890

	Life Sciences Tools & Services - 1.50%
23,000	Sartorius Stedim Biotech	7,256,941

	Pharmaceuticals - 1.55%
149,587	Sanofi - ADR	7,483,838

	Professional Services - 1.35%
253,000	Bureau Veritas SA	6,509,226

	Software - 1.07%
140,000	Dassault Systemes SE	5,185,744

	Textiles, Apparel & Luxury Goods - 2.98%
12,300	Kering SA	6,374,218
13,100	LVMH Moet Hennessy Louis Vuitton SE	8,028,736
		14,402,954
	Total France (Cost $53,489,463)	82,401,415

	Germany - 16.33%
	Capital Markets - 0.78%
142,000	DWS Group GmbH & Co KGaA	3,743,640

	Chemicals - 1.04%
46,000	Symrise AG	5,017,023

	Electrical Equipment - 0.19%
62,600	Siemens Energy AG	922,624

	Electronic Equipment, Instruments & Components - 0.86%
185,211	Jenoptik AG	4,166,042

	Health Care Equipment & Supplies - 1.38%
55,525	Carl Zeiss Meditec AG	6,675,770

	Health Care Providers & Services - 1.13%
178,900	Fresenius SE & Co. KGaA	5,440,683

	Household Products - 0.30%
23,900	Henkel AG & Co. KGaA	1,468,430

	Industrial Conglomerates - 1.66%
78,200	Siemens A.G. - ADR	8,038,720

	Insurance - 1.77%
15,000	Hannover Rueck SE	2,187,830
26,900	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,363,152
		8,550,982
	Pharmaceuticals - 2.23%
63,500	Merck KGaA	10,770,999

	Semiconductors & Semiconductor Equipment - 0.52%
104,000	Infineon Technologies AG	2,529,865

	Software - 1.22%
64,800	SAP SE - ADR	5,878,656

	Textiles, Apparel & Luxury Goods - 1.72%
19,700	adidas AG	3,499,345
72,160	Puma SE	4,787,584
		8,286,929
	Trading Companies & Distributors - 1.53%
113,000	Brenntag AG	7,399,071
	Total Germany (Cost $63,228,686)	78,889,434

	Hong Kong - 0.41%
	Capital Markets - 0.41%
40,000	Hong Kong Exchanges & Clearing Ltd.	1,978,251
	Total Hong Kong (Cost $1,935,676)	1,978,251

	India - 2.20%
	Banks - 2.20%
55,000	HDFC Bank Ltd. - ADR	3,022,800
427,480	ICICI Bank Ltd. - ADR	7,583,495
		10,606,295
	Total India (Cost $6,778,180)	10,606,295

	Ireland - 9.72%
	Chemicals - 2.79%
46,760	Linde PLC	13,452,925

	Construction Materials - 1.38%
78,000	CRH PLC - ADR	2,715,960
5,000	CRH PLC	172,303
110,000	CRH public limited company	3,795,985
		6,684,248
	Food Products - 0.53%
27,000	Kerry Group Plc	2,582,076

	Health Care Equipment & Supplies - 1.44%
77,400	Medtronic, PLC - ADR	6,946,650

	Insurance - 2.23%
40,000	Aon Plc - ADR	10,787,200

	Life Sciences Tools & Services - 1.35%
30,000	ICON PLC. - ADR (a)	6,501,000
	Total Ireland (Cost $34,165,399)	46,954,099

	Italy - 0.22%
	Life Sciences Tools & Services - 0.22%
68,050	Stevanato Group SpA - ADR (a)	1,075,870
	Total Italy (Cost $1,429,050)	1,075,870

	Japan - 7.10%
	Beverages - 0.80%
117,000	Asahi Group Holdings Ltd.	3,847,591

	Electronic Equipment, Instruments & Components - 2.48%
7,100	KEYENCE CORP.	2,434,862
75,000	Murata Manufacturing Co., Ltd.	4,082,049
107,000	Omron Corp.	5,445,950
		11,962,861
	Entertainment - 0.93%
10,500	Nintendo Co Ltd.	4,515,593

	Machinery - 0.66%
18,500	FANUC Corp.	2,899,677
18,000	FANUC Corp. - ADR (a)	279,720
		3,179,397
	Professional Services - 0.83%
15,000	BayCurrent Consulting, Inc.	4,010,283

	Semiconductors & Semiconductor Equipment - 1.40%
750,000	Renesas Electronics Corp.(a)	6,787,018
	Total Japan (Cost $38,133,521)	34,302,743

	Luxembourg - 1.77%
	Life Sciences Tools & Services - 1.29%
79,000	EUROFINS SCIENTIFI	6,239,304

	Personal Products - 0.48%
730,750	L'Occitane International SA	2,291,052
	Total Luxembourg (Cost $4,301,530)	8,530,356

	Netherlands - 6.61%
	Beverages - 1.33%
610,000	Davide Campari-Milano NV	6,435,343

	IT Services - 1.41%
4,700	Adyen NV(a)	6,782,751

	Semiconductors & Semiconductor Equipment - 2.60%
16,741	ASML Holding NV - NY Shares - ADR	7,966,707
65,000	STMicroelectronics N.V.	2,055,638
80,600	STMicroelectronics N.V. - NY Shares - ADR	2,536,482
		12,558,827
	Trading Companies & Distributors - 1.27%
45,000	IMCD N.V.	6,153,080
	Total Netherlands (Cost $13,686,197)	31,930,001

	Norway - 1.98%
	Commercial Services & Supplies - 1.11%
286,000	TOMRA Systems ASA	5,367,637

	Semiconductors & Semiconductor Equipment - 0.87%
265,459	Nordic Semiconductor ASA(a)	4,191,063
	Total Norway (Cost $7,364,883)	9,558,700

	Republic of Korea - 0.82%
	Semiconductors & Semiconductor Equipment - 0.82%
90,000	Samsung Electronic Co., Ltd.	3,969,662
	Total Republic of Korea (Cost $4,096,119)	3,969,662

	Sweden - 2.56%
	Electronic Equipment, Instruments & Components - 2.09%
966,000	HEXAGON AB	10,093,787

	Hotels, Restaurants & Leisure - 0.47%
25,000	Evolution AB	2,287,026
	Total Sweden (Cost $9,818,401)	12,380,813

	Switzerland - 6.37%
	Capital Markets - 0.50%
51,937	Julius Baer Group Ltd.	2,409,362

	Construction Materials - 0.62%
70,000	LafargeHolcim Ltd.	3,002,269

	Electrical Equipment - 1.23%
222,500	ABB Ltd. - ADR	5,947,425

	Food Products - 0.48%
20,000	Nestle SA	2,337,455

	Health Care Equipment & Supplies - 0.67%
46,000	Alcon, Inc.	3,225,592

	Life Sciences Tools & Services - 1.66%
15,000	Lonza Group AG	8,012,062

	Pharmaceuticals - 1.21%
11,800	Roche Holding AG	3,944,738
45,400	Roche Holding AG - ADR	1,893,634
		5,838,372
	Total Switzerland (Cost $23,093,812)	30,772,537

	Taiwan, Province of China - 2.19%
	Semiconductors & Semiconductor Equipment - 2.19%
129,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,568,722
	Total Taiwan, Province of China (Cost $1,607,687)	10,568,722

	United Kingdom - 9.66%
	Aerospace & Defense - 0.92%
440,000	BAE Systems Plc	4,454,558

	Beverages - 1.45%
40,300	Diageo PLC - ADR	7,017,036

	Food Products - 0.61%
64,700	Unilever PLC - ADR	2,965,201

	Health Care Equipment & Supplies - 0.73%
127,000	Smith & Nephew Plc - ADR	3,545,840

	Hotels, Restaurants & Leisure - 0.80%
73,100	InterContinental Hotels Group PLC	3,885,119

	Oil, Gas & Consumable Fuels - 1.08%
200,000	Shell Plc	5,189,530

	Pharmaceuticals - 2.22%
144,000	AstraZeneca PLC - ADR	9,514,080
9,000	AstraZeneca PLC	1,187,297
		10,701,377
	Trading Companies & Distributors - 1.85%
212,000	Ashtead Group Plc	8,918,535
	Total United Kingdom (Cost $35,096,628)	46,677,196

	United States - 0.79%
	Internet & Direct Marketing Retail - 0.79%
6,000	MercadoLibre, Inc.(a)	3,821,220
	Total United States (Cost $6,274,753)	3,821,220

	TOTAL COMMON STOCKS (Cost $332,911,243)	447,238,980

	SHORT TERM INVESTMENTS - 8.08%
	Investment Company - 8.08%
39,009,394	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.21% (b)	39,009,394
	Total Investment Company	39,009,394

	TOTAL SHORT TERM INVESTMENTS (Cost $39,009,394)	39,009,394

	Total Investments (Cost ($371,920,637) - 100.66%	486,248,374
	Liabilities in Excess of Other Assets - (0.66)%	(3,210,110)
	TOTAL NET ASSETS - 100.00%	$483,038,264

ADR — American Depositary Receipt
PLC — Public Limited Company
(a)	Non Income Producing.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
6/30/2022 (Unaudited) Continued

As of June 30, 2022, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Aerospace & Defense	14,276,764	2.96%
Banks	10,606,295	2.20%
Beverages	26,656,152	5.52%
Capital Markets	8,131,252	1.68%
Chemicals	26,030,352	5.39%
Commercial Banks	2,026,328	0.42%
Commercial Services & Supplies	7,947,637	1.65%
Construction & Engineering	6,642,379	1.38%
Construction Materials	9,686,517	2.01%
Diversified Telecommunication Services	1,461,600	0.30%
Electrical Equipment	17,474,939	3.62%
Electronic Equipment, Instruments & Components	26,222,690	5.43%
Entertainment	4,515,593	0.93%
Food Products	7,884,733	1.63%
Health Care Equipment & Supplies	20,393,852	4.22%
Health Care Providers & Services	5,440,684	1.13%
Hotels, Restaurants & Leisure	6,172,145	1.28%
Household Products	1,468,430	0.30%
Industrial Conglomerates	8,038,720	1.66%
Insurance	19,338,182	4.00%
Internet & Direct Marketing Retail	3,821,220	0.79%
IT Services	6,782,750	1.40%
Life Sciences Tools & Services	29,085,177	6.02%
Machinery	3,904,014	0.81%
Oil, Gas & Consumable Fuels	5,189,530	1.07%
Personal Products	2,291,052	0.47%
Pharmaceuticals	44,926,801	9.30%
Professional Services	10,519,509	2.18%
Road & Rail	7,535,490	1.56%
Semiconductors & Semiconductor Equipment	40,605,157	8.41%
Software	17,002,467	3.52%
Textiles, Apparel & Luxury Goods	22,689,883	4.70%
Trading Companies & Distributors	22,470,686	4.65%
Total Common Stocks	447,238,980	92.58%

Short Term Investments
Investment Company	39,009,394	8.08%
Total Short Term Investments	39,009,394	8.08%

Total Investments	486,248,374	100.66%
Liabilities in Excess of Other Assets	(3,210,110)	(0.66)%
TOTAL NET ASSETS	$483,038,264	100.00%

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2022, the Fund held 64 securities where a fair value factor was applied, with a market value of $313,203,607, or 64.84% of Net Assets.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2022. These assets are measured on a recurring basis.

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$134,035,373	313,203,607	-	$447,238,980
Short Term Investments	39,009,394	-	-	39,009,394
Total*	$173,044,767	$313,203,607	-	$486,248,374

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of June 30, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.